                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                 January 4, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:      Voyageur Mutual Funds (the "Trust")
         File Nos. 033-63238/811-07742
         Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 33
(the  "Amendment")  to the Trust's  Registration  Statement on Form N-1A,  which incorporated  by reference  into the Amendment the  Prospectus  and Statement of
Additional Information that was filed in Post-Effective  Amendment No. 35 to the
Registration  Statement on Form N-1A of Delaware  Group  Tax-Free Fund (File No.
002-86606)  on  December  28,  2007.  The  Amendment  was  filed  with  the U.S.
Securities and Exchange Commission electronically on December 28, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8099.

                                               Sincerely,

                                               /s/ Jonathan M. Kopcsik
                                               Jonathan M. Kopcsik, Esq.

cc:      David F. Connor, Esq.
         Bruce G. Leto, Esq.